Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (104,203)	$ (110,137)
Fair value	(100,956)	(120,287)
Fixed interest rate [member] | Australian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(1,871)	(1,838)
Fair value	(1,927)	(1,896)
Fixed interest rate [member] | Brazilian Real [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(138)	(206)
Fair value	(138)	(206)
Fixed interest rate [member] | Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(1,904)	(2,543)
Fair value	(1,817)	(2,574)
Fixed interest rate [member] | Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(27,465)	(26,386)
Fair value	(26,799)	(26,942)
Fixed interest rate [member] | Peruvian Nuevo Sol [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(24)	(33)
Fair value	(24)	(33)
Fixed interest rate [member] | Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(4,173)	(4,403)
Fair value	(4,320)	(4,902)
Fixed interest rate [member] | US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(68,570)	(74,476)
Fair value	(65,873)	(83,482)
Fixed interest rate [member] | Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(58)	(252)
Fair value	$ (58)	$ (252)